UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                             Name:  J. Michael Barron
                            Title:  Chief Executive Officer
                            Phone:  (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 13, 2005
-----------------------------    ----------------------    -----------------
    J. Michael Barron            City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $407,777 (thousands)

List of Other Included Managers: NONE









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
                           FORM 13F INFORMATION TABLE

FORM 13-F 12/31/04
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104     8615 2066040.0000  SH        SOLE            2066040.0000
                                                         233   55900.0000  SH       OTHER              55900.0000
Accenture Ltd.                 COM        G1150G111    16352  605635.0000  SH        SOLE             605635.0000
                                                         303   11235.0000  SH       OTHER              11235.0000
Ameren Corp                    COM        023608102      226    4500.0000  SH       OTHER               4500.0000
Biomet Inc.                    COM        090613100    12735  293490.0000  SH        SOLE             293490.0000
                                                         271    6245.0000  SH       OTHER               6245.0000
Bristol-Myers Squibb           COM        110122108        3     100.0000  SH        SOLE                100.0000
                                                        1930   75350.0000  SH       OTHER              75350.0000
Celgene Corp.                  COM        151020104    13493  508787.0000  SH        SOLE             508787.0000
                                                         275   10355.0000  SH       OTHER              10355.0000
Cendant Corporation            COM        151313103    12185  521191.1920  SH        SOLE             521191.1920
                                                         243   10405.0000  SH       OTHER              10405.0000
Cephalon Inc.                  COM        156708109    13050  256485.0000  SH        SOLE             256485.0000
                                                         305    5985.0000  SH       OTHER               5985.0000
Chesapeake Energy              COM        165167107    21124 1280239.9890  SH        SOLE            1280239.9890
                                                         826   50045.0000  SH       OTHER              50045.0000
Comcast Cl A Special           COM        20030N200    17943  546381.0000  SH        SOLE             546381.0000
                                                         388   11830.0000  SH       OTHER              11830.0000
Computer Sciences Cor          COM        205363104    16184  287107.0000  SH        SOLE             287107.0000
                                                         283    5020.0000  SH       OTHER               5020.0000
ConocoPhillips                 COM        20825C104    14807  170527.0000  SH        SOLE             170527.0000
                                                         358    4120.0000  SH       OTHER               4120.0000
Covance Inc.                   COM        222816100    13445  346973.0000  SH        SOLE             346973.0000
                                                         279    7205.0000  SH       OTHER               7205.0000
Danaher Corporation            COM        235851102    15144  263794.0000  SH        SOLE             263794.0000
                                                         382    6655.0000  SH       OTHER               6655.0000
Dow Chemical Company           COM        260543103    11878  239905.0000  SH        SOLE             239905.0000
                                                         240    4850.0000  SH       OTHER               4850.0000
Dun & Bradstreet Corp.         COM        26483E100    13279  222615.0000  SH        SOLE             222615.0000
                                                         194    3250.0000  SH       OTHER               3250.0000
Edwards Lifesciences           COM        28176E108    17357  420669.0000  SH        SOLE             420669.0000
                                                         450   10905.0000  SH       OTHER              10905.0000
El Paso Corp                   COM        28336L109      832   80000.0000  SH        SOLE              80000.0000
Encana Corp                    COM        292505104      279    5000.0000  SH        SOLE               5000.0000
Freeport Mc cl B               COM        35671D857    17330  453300.1180  SH        SOLE             453300.1180
                                                         349    9140.0000  SH       OTHER               9140.0000
International Game Tech        COM        459902102    12925  375931.0000  SH        SOLE             375931.0000
                                                         282    8195.0000  SH       OTHER               8195.0000
Lockheed Martin Corp.          COM        539830109    14122  254221.9780  SH        SOLE             254221.9780
                                                         171    3085.0000  SH       OTHER               3085.0000
Lowes Companies Inc.           COM        548661107      440    7640.0000  SH        SOLE               7640.0000
Northrop Grumman Corp          COM        666807102    13242  243602.4910  SH        SOLE             243602.4910
                                                         173    3175.0000  SH       OTHER               3175.0000
OGE Energy Corp.               COM        670837103       33    1245.0000  SH        SOLE               1245.0000
                                                         172    6500.0000  SH       OTHER               6500.0000
PETCO Animal Supplies          COM        716016209    14295  362085.0000  SH        SOLE             362085.0000
                                                         361    9145.0000  SH       OTHER               9145.0000
Pharmaceut. Product Dev.       COM        717124101    14921  361373.0000  SH        SOLE             361373.0000
                                                         305    7390.0000  SH       OTHER               7390.0000
Rigel Pharmaceuticals Inc      COM        766559603      733   30000.0000  SH        SOLE              30000.0000
                                                          49    2000.0000  SH       OTHER               2000.0000
Rockwell Automation            COM        773903109     1108   22500.0000  SH        SOLE              22500.0000
SAP Aktienge                   COM        803054204      312    7000.0000  SH        SOLE               7000.0000
Sanofi-Aventis ADS             COM        80105N105    14084  351655.0000  SH        SOLE             351655.0000
                                                         343    8555.0000  SH       OTHER               8555.0000
St. Joe Company                COM        790148100    27910  434742.2730  SH        SOLE             434742.2730
                                                        1276   19875.0000  SH       OTHER              19875.0000
Suncor Energy                  COM        867229106     7285  205792.1440  SH        SOLE             205792.1440
                                                           5     150.0000  SH       OTHER                150.0000
Walgreen Company               COM        931422109     2341   61000.0000  SH       OTHER              61000.0000
Wyeth                          COM        983024100     5196  122000.0000  SH       OTHER             122000.0000
XTO Energy Inc.                COM        98385X106    17568  496538.3830  SH        SOLE             496538.3830
                                                         312    8815.0000  SH       OTHER               8815.0000
Zimmer Holdings Inc.           COM        98956P102    13240  165246.0000  SH        SOLE             165246.0000
                                                        1004   12530.0000  SH       OTHER              12530.0000

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